Risk Management Policy - Significant Changes in Gross Carrying Amount of Loans to Customers (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	₸ 4,972,778
Changes in the gross carrying amount
Transfers	(35,883)	₸ (25,204)	₸ (20,219)
New loans to customers originated or purchased	75,105	65,898	54,387
Gross carrying amount	6,553,522	4,972,778
Loans to Customers at Amortized Cost
Changes in the gross carrying amount
Transfers	(261)
Loans to Customers at Amortized Cost | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	3,369,512	2,573,153
Changes in the gross carrying amount
New loans to customers originated or purchased	3,422,622	2,427,563
Loans to customers that have been repaid or derecognized	(2,250,527)	(1,619,046)
Write-offs	(82,959)	(64,231)
Recovery from off-balance loans to customers	19,844	52,060
Other changes	(3)	13
Gross carrying amount	4,478,489	3,369,512	2,573,153
Loans to Customers at Amortized Cost | POCI | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	4,754
Changes in the gross carrying amount
New loans to customers originated or purchased	9,553	4,754
Loans to customers that have been repaid or derecognized	(3,803)
Gross carrying amount	10,504	4,754
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL
Changes in the gross carrying amount
Transfers	25,885	14,545	8,490
New loans to customers originated or purchased	75,077	65,888	54,379
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	(15,923)	(3,544)	(5,556)
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	10,396	6,970	335
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	25,126	13,854	2,033
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	3,058,897	2,407,687
Changes in the gross carrying amount
New loans to customers originated or purchased	3,413,069	2,422,809
Loans to customers that have been repaid or derecognized	(2,203,671)	(1,576,118)
Gross carrying amount	4,048,478	3,058,897	2,407,687
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Gross Carrying | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	32,712	8,927
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Gross Carrying | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	(58,058)	(46,924)
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Gross Carrying | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	(194,471)	(157,484)
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL
Changes in the gross carrying amount
Transfers	2,531	(4,429)	(9,608)
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	1,448	1,138	1,145
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	(16,184)	(7,208)	(832)
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	5,745	7,014	4,723
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	40,934	29,831
Changes in the gross carrying amount
Loans to customers that have been repaid or derecognized	(27,748)	(13,879)
Gross carrying amount	55,804	40,934	29,831
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Gross Carrying | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	(4,991)	(3,094)
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Gross Carrying | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	66,931	47,497
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Gross Carrying | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	(19,322)	(19,421)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL
Changes in the gross carrying amount
Transfers	(61,320)	(33,307)	(16,509)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	14,475	2,406	4,411
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	5,788	238	497
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	(30,871)	(20,868)	(6,756)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	264,927	135,635
Changes in the gross carrying amount
Loans to customers that have been repaid or derecognized	(15,305)	(29,049)
Write-offs	(82,959)	(64,231)
Recovery from off-balance loans to customers	19,844	52,060
Other changes	(3)	13
Gross carrying amount	363,703	264,927	₸ 135,635
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Gross Carrying | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	(27,721)	(5,833)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Gross Carrying | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	(8,873)	(573)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Gross Carrying | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	₸ 213,793	₸ 176,905